Property and equipment - Reconciliation of Changes in Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 2,295,851
Balance, end of period	3,034,554	R$ 2,295,851
Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,295,851	1,953,089
Acquisitions	1,306,618	476,800
Write-offs	(559,419)	(152,638)
Transfers	(8,496)	18,600
Balance, end of period	3,034,554	2,295,851
Property and equipment | Gross carrying amount [member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	3,848,701	3,589,263
Acquisitions	1,618,454	806,440
Write-offs	(858,531)	(565,602)
Transfers	(8,496)	18,600
Balance, end of period	4,600,128	3,848,701
Property and equipment | Gross carrying amount [member] | Maintenance materials and parts [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,036,144
Acquisitions	332,469
Write-offs	(191,944)
Transfers	(43,654)
Balance, end of period	2,133,015	2,036,144
Property and equipment | Gross carrying amount [member] | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	195,810	222,482
Acquisitions	21,356	30,296
Write-offs	(5,124)	(56,968)
Transfers	818	0
Balance, end of period	212,860	195,810
Property and equipment | Gross carrying amount [member] | Aircraft and Aircraft Engines [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	593,953
Acquisitions	323,056
Write-offs	(533,279)
Transfers	552
Balance, end of period	384,282	593,953
Property and equipment | Gross carrying amount [member] | Improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	555,412	524,075
Acquisitions	59,848	104,167
Write-offs	(24,445)	(97,188)
Transfers	69,809	24,358
Balance, end of period	660,624	555,412
Property and equipment | Gross carrying amount [member] | Maintenance [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	44,016
Acquisitions	75,692
Write-offs	(34,551)
Transfers	0
Balance, end of period	85,157	44,016
Property and equipment | Gross carrying amount [member] | Other property, plant and equipment [member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	29,231	32,205
Acquisitions	2,877	2,340
Write-offs	(3,606)	(5,314)
Transfers	0	0
Balance, end of period	28,502	29,231
Property and equipment | Gross carrying amount [member] | Construction in progress
Changes in property, plant and equipment [abstract]
Balance, beginning of period	96,095	44,243
Acquisitions	64,822	88,991
Write-offs	(65,582)	(13,984)
Transfers	(36,021)	(23,155)
Balance, end of period	59,314	96,095
Property and equipment | Gross carrying amount [member] | Advance payments for acquisition of aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	298,040	109,487
Acquisitions	738,334	192,399
Write-offs	0	0
Transfers	0	(3,846)
Balance, end of period	1,036,374	298,040
Property and equipment | Gross carrying amount [member] | Aircraft [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,674,113	2,656,771
Acquisitions		388,247
Write-offs		(392,148)
Transfers		21,243
Balance, end of period		2,674,113
Property and equipment | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,409,060)	(1,357,097)
Acquisitions	(311,836)	(329,640)
Write-offs	155,322	277,677
Transfers	0	0
Balance, end of period	(1,565,574)	(1,409,060)
Property and equipment | Depreciation | Maintenance materials and parts [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(785,204)
Acquisitions	(164,285)
Write-offs	53,518
Transfers	0
Balance, end of period	(895,971)	(785,204)
Property and equipment | Depreciation | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(120,860)	(151,732)
Acquisitions	(25,310)	(25,139)
Write-offs	4,685	56,011
Transfers	0	0
Balance, end of period	(141,485)	(120,860)
Property and equipment | Depreciation | Aircraft and Aircraft Engines [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(271,104)
Acquisitions	(39,385)
Write-offs	64,084
Transfers	0
Balance, end of period	(246,405)	(271,104)
Property and equipment | Depreciation | Improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(188,987)	(214,411)
Acquisitions	(68,273)	(71,643)
Write-offs	23,752	97,067
Transfers	0	0
Balance, end of period	(233,508)	(188,987)
Property and equipment | Depreciation | Maintenance [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(19,616)
Acquisitions	(12,101)
Write-offs	5,686
Transfers	0
Balance, end of period	(26,031)	(19,616)
Property and equipment | Depreciation | Other property, plant and equipment [member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(23,289)	(25,888)
Acquisitions	(2,482)	(2,715)
Write-offs	3,597	5,314
Transfers	0	0
Balance, end of period	(22,174)	(23,289)
Property and equipment | Depreciation | Aircraft [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ (1,075,924)	(965,066)
Acquisitions		(230,143)
Write-offs		119,285
Transfers		0
Balance, end of period		R$ (1,075,924)
Property and equipment | Depreciation | Weighted rate | Maintenance materials and parts [Member]
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	8.00%
Property and equipment | Depreciation | Weighted rate | Equipment and facilities
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	13.00%	11.00%
Property and equipment | Depreciation | Weighted rate | Aircraft and Aircraft Engines [Member]
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	7.00%	9.00%
Property and equipment | Depreciation | Weighted rate | Improvements
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	12.00%	14.00%
Property and equipment | Depreciation | Weighted rate | Maintenance [Member]
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	27.00%
Property and equipment | Depreciation | Weighted rate | Other property, plant and equipment [member]
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	8.00%	8.00%
Property and equipment | Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 2,439,641	R$ 2,232,166
Acquisitions	1,306,618	476,800
Write-offs	(703,209)	(287,925)
Transfers	(8,496)	18,600
Balance, end of period	3,034,554	2,439,641
Property and equipment | Impairment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(143,790)	(279,077)
Acquisitions	0	0
Write-offs	143,790	135,287
Transfers	0	0
Balance, end of period	R$ 0	R$ (143,790)